Derivative Financial Instruments (Details 4) (Derivatives in Cash Flow Hedging Relationship, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gains and losses from derivatives
Amount of Gain (Loss) Recognized in Other Comprehensive Income on Derivatives	$ 1,929	$ (945)	$ 2,800	$ 2,577	$ 3,930	$ 2,591	$ (4,039)
Interest rate collar
Gains and losses from derivatives
Amount of Gain (Loss) Recognized in Other Comprehensive Income on Derivatives		635		1,861	1,868	1,949	2,225
Reclassification of gain (loss) from other comprehensive income to earnings
Amount of gain (loss) reclassified from other comprehensive income into earnings - effective portion					0	2,500	3,800
Interest rate swaps
Gains and losses from derivatives
Amount of Gain (Loss) Recognized in Other Comprehensive Income on Derivatives	1,824	(1,538)	2,535	701	2,071	913	(5,151)
Interest rate cap
Gains and losses from derivatives
Amount of Gain (Loss) Recognized in Other Comprehensive Income on Derivatives	105	(42)	265	15	(9)	(271)	(1,113)
Reclassification of gain (loss) from other comprehensive income to earnings
Amount of gain (loss) reclassified from other comprehensive income into earnings - effective portion	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0